SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENT OF CONDITION -- December 31, 1998

 ASSETS:
   Investments in MFS/Sun Life Series Trust:             Shares        Cost         Value
                                                       ----------  ------------  ------------
     Capital Appreciation Series ("CAS").............     638,145  $ 25,240,316  $ 29,311,671
     Conservative Growth Series ("CGS")..............     806,316    24,792,864    30,839,696
     Government Securities Series ("GSS")............     603,475     7,598,519     8,083,297
     High Yield Series ("HYS").......................     665,743     6,195,470     6,100,549
     Managed Sectors Series ("MSS")..................     141,802     3,883,464     4,005,160
     Money Market Series ("MMS").....................   6,989,396     6,989,314     6,989,395
     Total Return Series ("TRS").....................     408,206     8,261,401     8,679,889
     World Governments Series ("WGS")................      78,980       859,907       965,698
     Zero Coupon Series:
     Portfolio 2000("ZCS-2000")......................     387,267     3,360,497     3,473,479
                                                                   ------------  ------------
         Net Assets:.............................................  $ 87,181,752  $ 98,448,834
                                                                   ------------  ------------
                                                                   ------------  ------------

NET ASSETS APPLICABLE TO CONTRACT OWNERS:

                                             Units    Unit Value     Value
                                           ---------  ----------  ------------
     CAS-Level 1.........................     46,335   $  57.9585 $  2,686,253
     CAS-Level 2.........................    454,818      58.4400   26,625,418
     CGS-Level 1.........................     36,127      52.2056    1,884,079
     CGS-Level 2.........................    550,067      52.6393   28,955,617
     GSS-Level 1.........................     38,842      21.9176      852,775
     GSS-Level 2.........................    326,819      22.0998    7,230,522
     HYS-Level 1.........................     17,206      24.9172      422,303
     HYS-Level 2.........................    225,883      25.1243    5,678,246
     MSS-Level 1.........................     11,622      46.4190      542,423
     MSS-Level 2.........................     73,971      46.8049    3,462,737
     MMS-Level 1.........................     82,874      16.4300    1,357,980
     MMS-Level 2.........................    339,983      16.5666    5,631,415
     TRS-Level 1.........................     38,827      32.3732    1,256,466
     TRS-Level 2.........................    228,221      32.6423    7,423,423
     WGS-Level 1.........................      4,750      20.7553       93,329
     WGS-Level 2.........................     41,683      20.9279      872,369
     ZCS-2000-Level 1....................     19,758      21.3606      422,416
     ZCS-2000-Level 2....................    141,678      21.5382    3,051,063
                                                                  ------------
         Net Assets:............................................  $ 98,448,834
                                                                  ------------
                                                                  ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENTS OF OPERATIONS -- Year Ended December 31, 1998

                                               CAS           CGS           GSS           HYS            MSS           MMS
                                           Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account   Sub-Account
                                           -----------   -----------   -----------   ------------   -----------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $3,222,138    $2,093,465    $  429,238    $    444,519   $  548,350    $  329,146
                                           -----------   -----------   -----------   ------------   -----------   -----------
 EXPENSES:
   Mortality and expense risk charges....  $  115,835    $  121,939    $   34,337    $     28,221   $   16,028    $   30,458
   Minimum death benefit guarantee
    charges..............................      48,264        50,807        14,307          11,759        6,678        12,690
   Administrative charges................      67,571        71,132        20,030          16,463        9,350        17,766
                                           -----------   -----------   -----------   ------------   -----------   -----------
     Total expenses......................  $  231,670    $  243,878    $   68,674    $     56,443   $   32,056    $   60,914
                                           -----------   -----------   -----------   ------------   -----------   -----------
       Net investment income.............  $2,990,468    $1,849,587    $  360,564    $    388,076   $  516,294    $  268,232
                                           -----------   -----------   -----------   ------------   -----------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $8,138,418    $5,441,028    $2,421,245    $  2,261,003   $3,631,859    $5,741,442
     Costs of investments sold...........   7,249,470     4,068,990     2,351,626       2,198,894    3,722,179     5,741,442
                                           -----------   -----------   -----------   ------------   -----------   -----------
       Net realized gains (losses).......  $  888,948    $1,372,038    $   69,619    $     62,109   $  (90,320)   $   --
                                           -----------   -----------   -----------   ------------   -----------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $4,071,355    $6,046,832    $  484,778    $    (94,921)  $  121,696    $       81
     Beginning of year...................   1,290,192     3,370,481       301,063         323,945      120,307        --
                                           -----------   -----------   -----------   ------------   -----------   -----------
       Change in unrealized appreciation
        (depreciation)...................  $2,781,163    $2,676,351    $  183,715    $   (418,866)  $    1,389    $       81
                                           -----------   -----------   -----------   ------------   -----------   -----------
   Realized and unrealized gains
    (losses).............................  $3,670,111    $4,048,389    $  253,334    $   (356,757)  $  (88,931)   $       81
                                           -----------   -----------   -----------   ------------   -----------   -----------
   INCREASE IN NET ASSETS FROM
    OPERATIONS...........................  $6,660,579    $5,897,976    $  613,898    $     31,319   $  427,363    $  268,313
                                           -----------   -----------   -----------   ------------   -----------   -----------
                                           -----------   -----------   -----------   ------------   -----------   -----------


                                               TRS           WGS        ZCS-2000
                                           Sub-Account   Sub-Account   Sub-Account      Total
                                           -----------   -----------   -----------   ------------
 INCOME:
   Dividend income and capital gain
    distributions received...............  $  944,898    $   13,636    $  212,590    $  8,237,980
                                           -----------   -----------   -----------   ------------
 EXPENSES:
   Mortality and expense risk charges....  $   38,323    $    4,601    $   15,540    $    405,282
   Minimum death benefit guarantee
    charges..............................      15,966         1,917         6,475         168,863
   Administrative charges................      22,355         2,684         9,065         236,416
                                           -----------   -----------   -----------   ------------
     Total expenses......................  $   76,644    $    9,202    $   31,080    $    810,561
                                           -----------   -----------   -----------   ------------
       Net investment income.............  $  868,254    $    4,434    $  181,510    $  7,427,419
                                           -----------   -----------   -----------   ------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $2,571,306    $1,067,863    $1,222,792    $ 32,496,956
     Costs of investments sold...........   2,346,129     1,068,752     1,228,134      29,975,616
                                           -----------   -----------   -----------   ------------
       Net realized gains (losses).......  $  225,177    $     (889)   $   (5,342)   $  2,521,340
                                           -----------   -----------   -----------   ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $  418,488    $  105,791    $  112,982    $ 11,267,082
     Beginning of year...................     668,265       (14,962)       75,611       6,134,902
                                           -----------   -----------   -----------   ------------
       Change in unrealized appreciation
        (depreciation)...................  $ (249,777)   $  120,753    $   37,371    $  5,132,180
                                           -----------   -----------   -----------   ------------
     Realized and unrealized gains
      (losses)...........................  $  (24,600)   $  119,864    $   32,029    $  7,653,520
                                           -----------   -----------   -----------   ------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.............................  $  843,654    $  124,298    $  213,539    $ 15,080,939
                                           -----------   -----------   -----------   ------------
                                           -----------   -----------   -----------   ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENTS OF CHANGES IN NET ASSETS -- December 31, 1998

                                                               CAS                       CGS                       GSS
                                                           Sub-Account               Sub-Account               Sub-Account
                                                     ------------------------  ------------------------  -----------------------
                                                            Year Ended                Year Ended               Year Ended
                                                           December 31,              December 31,             December 31,
                                                     ------------------------  ------------------------  -----------------------
                                                        1998         1997         1998         1997         1998        1997
                                                     -----------  -----------  -----------  -----------  ----------  -----------
OPERATIONS:
  Net investment income............................  $ 2,990,468  $ 1,882,209  $ 1,849,587  $   985,282  $  360,564  $   467,783
  Net realized gains...............................      888,948    6,438,718    1,372,038   10,730,395      69,619      195,733
  Net unrealized gains (losses)....................    2,781,163   (3,502,076)   2,676,351   (5,236,884)    183,715      (61,685)
                                                     -----------  -----------  -----------  -----------  ----------  -----------
      Increase in net assets from operations.......  $ 6,660,579  $ 4,818,851  $ 5,897,976  $ 6,478,793  $  613,898  $   601,831
                                                     -----------  -----------  -----------  -----------  ----------  -----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts...................  $  (765,823) $   646,078  $  (209,959) $ 1,029,899  $  184,794  $  (544,385)
  Transfers to loan value account..................     (667,691)    (579,340)    (478,245)    (232,983)   (158,811)     (14,858)
  Contract surrenders..............................   (1,159,053)  (1,294,571)    (397,789)    (983,800)   (495,964)    (161,757)
  Charges for life insurance protection............     (147,415)    (154,828)    (172,639)    (168,671)    (80,019)     (91,691)
  Death benefits...................................     (946,644)    (261,236)  (1,015,161)     (28,855)    (85,670)     (68,740)
                                                     -----------  -----------  -----------  -----------  ----------  -----------
  Decrease in net assets from contract owner
   transactions....................................  $(3,686,626) $(1,643,897) $(2,273,793) $  (384,410) $ (635,670) $  (881,431)
                                                     -----------  -----------  -----------  -----------  ----------  -----------
    Increase (decrease) in net assets..............  $ 2,973,953  $ 3,174,954  $ 3,624,183  $ 6,094,383  $  (21,772) $  (279,600)
NET ASSETS:
  Beginning of year................................   26,337,718   23,162,764   27,215,513   21,121,130   8,105,069    8,384,669
                                                     -----------  -----------  -----------  -----------  ----------  -----------
  End of year......................................  $29,311,671  $26,337,718  $30,839,696  $27,215,513  $8,083,297  $ 8,105,069
                                                     -----------  -----------  -----------  -----------  ----------  -----------
                                                     -----------  -----------  -----------  -----------  ----------  -----------


                                                               HYS                       MSS                       MMS
                                                           Sub-Account               Sub-Account               Sub-Account
                                                     ------------------------  ------------------------  -----------------------
                                                            Year Ended                Year Ended               Year Ended
                                                           December 31,              December 31,             December 31,
                                                     ------------------------  ------------------------  -----------------------
                                                        1998         1997         1998         1997         1998        1997
                                                     -----------  -----------  -----------  -----------  ----------  -----------
OPERATIONS:
  Net investment income............................  $   388,076  $   399,635  $   516,294  $   307,001  $  268,232  $   287,714
  Net realized gains (losses)......................       62,109      512,163      (90,320)     465,141          --           --
  Net unrealized gains (losses)....................     (418,866)    (130,260)       1,389      (81,214)         81           --
                                                     -----------  -----------  -----------  -----------  ----------  -----------
      Increase in net assets from operations.......  $    31,319  $   781,538  $   427,363  $   690,928  $  268,313  $   287,714
                                                     -----------  -----------  -----------  -----------  ----------  -----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts...................  $  (348,204) $   329,847  $    81,592  $   597,968  $1,451,763  $(1,283,448)
  Transfers to loan value account..................      (23,783)    (104,301)    (185,353)    (586,318)    (90,938)     (76,529)
  Contract surrenders..............................     (551,609)    (256,676)     (42,285)    (266,808)   (442,507)    (762,820)
  Charges for life insurance protection............      (46,752)     (55,836)     (35,874)     (34,468)   (122,919)    (137,588)
  Death benefits...................................      (87,084)     (34,816)          --           --      (1,996)    (119,653)
                                                     -----------  -----------  -----------  -----------  ----------  -----------
    Increase (decrease) in net assets from contract
     owner transactions............................  $(1,057,432) $  (121,782) $  (181,920) $  (289,626) $  793,403  $(2,380,038)
                                                     -----------  -----------  -----------  -----------  ----------  -----------
      Increase (decrease) in net assets............  $(1,026,113) $   659,756  $   245,443  $   401,302  $1,061,716  $(2,092,324)
NET ASSETS:
  Beginning of year................................    7,126,662    6,466,906    3,759,717    3,358,415   5,927,679    8,020,003
                                                     -----------  -----------  -----------  -----------  ----------  -----------
  End of year......................................  $ 6,100,549  $ 7,126,662  $ 4,005,160  $ 3,759,717  $6,989,395  $ 5,927,679
                                                     -----------  -----------  -----------  -----------  ----------  -----------
                                                     -----------  -----------  -----------  -----------  ----------  -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

                                                                                           TRS                      WGS
                                                                                       Sub-Account              Sub-Account
                                                                                 -----------------------  ------------------------
                                                                                       Year Ended                Year Ended
                                                                                      December 31,              December 31,
                                                                                 -----------------------  ------------------------
                                                                                    1998        1997         1998         1997
                                                                                 ----------  -----------  -----------  -----------
OPERATIONS:
  Net investment income........................................................  $  868,254  $   920,490  $     4,434  $    37,124
  Net realized gains (losses)..................................................     225,177    2,081,108         (889)     (97,712)
  Net unrealized gains (losses)................................................    (249,777)  (1,173,527)     120,753       37,736
                                                                                 ----------  -----------  -----------  -----------
      Increase (decrease) in net assets from operations........................  $  843,654  $ 1,828,071  $   124,298  $   (22,852)
                                                                                 ----------  -----------  -----------  -----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts...............................................  $   42,584  $  (328,063) $  (409,530) $   136,938
  Transfers from loan value account............................................    (134,636)    (132,559)       3,877       (3,301)
  Contract surrenders..........................................................    (399,794)  (2,638,585)     (23,214)     (72,367)
  Charges for life insurance protection........................................     (66,761)     (97,262)     (11,409)     (14,692)
  Death benefits...............................................................     (69,378)     (66,858)     --           --
                                                                                 ----------  -----------  -----------  -----------
    Increase (decrease) in net assets from contract owner transactions.........  $ (627,985) $(3,263,327) $  (440,276) $    46,578
                                                                                 ----------  -----------  -----------  -----------
      Increase (decrease) in net assets........................................  $  215,669  $(1,435,256) $  (315,978) $    23,726
NET ASSETS:
  Beginning of year............................................................   8,464,220    9,899,476    1,281,676    1,257,950
                                                                                 ----------  -----------  -----------  -----------
  End of year..................................................................  $8,679,889  $ 8,464,220  $   965,698  $ 1,281,676
                                                                                 ----------  -----------  -----------  -----------
                                                                                 ----------  -----------  -----------  -----------


                                                                                        ZCS-2000
                                                                                       Sub-Account                 Total
                                                                                 -----------------------  ------------------------
                                                                                       Year Ended                Year Ended
                                                                                      December 31,              December 31,
                                                                                 -----------------------  ------------------------
                                                                                    1998        1997         1998         1997
                                                                                 ----------  -----------  -----------  -----------
OPERATIONS:
  Net investment income........................................................  $  181,510  $   190,096  $ 7,427,419  $ 5,477,334
  Net realized gains (losses)..................................................      (5,342)    (155,202)   2,521,340   20,170,344
  Net unrealized gains (losses)................................................      37,371      176,526    5,132,180   (9,971,384)
                                                                                 ----------  -----------  -----------  -----------
      Increase in net assets from operations...................................  $  213,539  $   211,420  $15,080,939  $15,676,294
                                                                                 ----------  -----------  -----------  -----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts...............................................  $  (27,217) $  (584,834) $   --       $   --
  Transfers to loan value account..............................................    (117,344)    (111,442)  (1,852,924)  (1,841,631)
  Contract surrenders..........................................................    (190,173)    (216,183)  (3,702,388)  (6,653,567)
  Charges for life insurance protection........................................     (19,412)     (21,919)    (703,200)    (776,955)
  Death benefits...............................................................      --          --        (2,205,933)    (580,158)
                                                                                 ----------  -----------  -----------  -----------
    Decrease in net assets from contract owner transactions....................  $ (354,146) $  (934,378) $(8,464,445) $(9,852,311)
                                                                                 ----------  -----------  -----------  -----------
      Increase (decrease) in net assets........................................  $ (140,607) $  (722,958) $ 6,616,494  $ 5,823,983
NET ASSETS:
  Beginning of year............................................................   3,614,086    4,337,044   91,832,340   86,008,357
                                                                                 ----------  -----------  -----------  -----------
  End of year..................................................................  $3,473,479  $ 3,614,086  $98,448,834  $91,832,340
                                                                                 ----------  -----------  -----------  -----------
                                                                                 ----------  -----------  -----------  -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life of Canada (U.S.) Variable Account E (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, was established on December 3, 1985 as a funding vehicle for single premium variable life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional shares of the Series Trust and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

(3) CONTRACT CHARGES

Certain charges based on the value of the Variable Account are paid to the Sponsor from the Variable Account at the end of each valuation period as follows: (i) an administrative charge of 0.35% for the first ten

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E contract years and 0.20% thereafter; (ii) a mortality and expense risk charge of 0.60%; and (iii) a minimum death benefit guarantee charge of 0.25% for the first ten contract years with no deduction thereafter. Accounts are transferred from Level 1 to Level 2 in the month following the tenth contract anniversary.

On each Monthly Anniversary Date after the Contract Date, a charge for providing life insurance protection is imposed by the Sponsor against the contract's account value. This charge will be based upon the Sponsor's expectations of future mortality experience, but it will never be higher than the amount based upon the 1980 CSO Mortality Table C, and in most cases it will be lower.

The Sponsor does not deduct a sales charge from the premium payment. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 8% of the single premium payment made under the contract.

(4) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS

                                                  CAS-Level 1         CAS-Level 2         CGS-Level 1
                                                  Sub-Account         Sub-Account         Sub-Account
                                               ------------------  ------------------  ------------------
                                                   Year Ended          Year Ended          Year Ended
                                                  December 31,        December 31,        December 31,
                                               ------------------  ------------------  ------------------
                                                 1998      1997      1998      1997      1998      1997
                                               --------  --------  --------  --------  --------  --------
Units Outstanding
  Beginning of Year..........................    92,847   608,526   482,707     9,838    78,746   632,355
    Units transferred between Sub-Accounts...   (45,455) (486,418)   28,736   497,782   (40,339) (538,615)
    Units transferred (to) from loan value
     account.................................       430    (8,244)  (12,565)   (5,741)      (91)   (1,710)
    Units surrendered........................    (1,137)  (17,337)  (23,466)   (1,402)   (1,069)   (2,748)
    Units cancelled in payment of charges for
     life insurance protection...............      (350)   (2,241)   (2,545)  (12,763)     (311)   (9,717)
    Units cancelled in payment of death
     benefits................................        --    (1,439)  (18,049)   (5,007)     (809)     (819)
                                               --------  --------  --------  --------  --------  --------
Units Outstanding
  End of Year................................    46,335    92,847   454,818   482,707    36,127    78,746
                                               --------  --------  --------  --------  --------  --------
                                               --------  --------  --------  --------  --------  --------


                                                  CGS-Level 2         GSS-Level 1         GSS-Level 2
                                                  Sub-Account         Sub-Account         Sub-Account
                                               ------------------  ------------------  ------------------
                                                   Year Ended          Year Ended          Year Ended
                                                  December 31,        December 31,        December 31,
                                               ------------------  ------------------  ------------------
                                                 1998      1997      1998      1997      1998      1997
                                               --------  --------  --------  --------  --------  --------
Units Outstanding
  Beginning of Year..........................   556,809    13,181    62,704   436,340   332,752     5,190
    Units transferred between Sub-Accounts...    34,927   565,351   (22,653) (364,865)   31,761   336,087
    Units transferred (to) from loan value
     account.................................    (9,084)   (4,213)     (111)     (840)   (7,241)       75
    Units surrendered........................    (8,422)   (1,716)     (602)   (2,759)  (23,198)   (1,947)
    Units cancelled in payment of charges for
     life insurance protection...............    (3,340)  (15,794)     (496)   (2,350)   (3,268)   (5,897)
    Units cancelled in payment of death
     benefits................................   (20,823)       --        --    (2,822)   (3,987)     (756)
                                               --------  --------  --------  --------  --------  --------
Units Outstanding
  End of Year................................   550,067   556,809    38,842    62,704   326,819   332,752
                                               --------  --------  --------  --------  --------  --------
                                               --------  --------  --------  --------  --------  --------

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

                                                   HYS-Level 1          HYS-Level 2         MSS-Level 1
                                                   Sub-Account          Sub-Account         Sub-Account
                                               -------------------   ------------------  ------------------
                                                   Year Ended            Year Ended          Year Ended
                                                  December 31,          December 31,        December 31,
                                               -------------------   ------------------  ------------------
                                                1998       1997        1998      1997      1998      1997
                                               -------  ----------   --------  --------  --------  --------
Units Outstanding
  Beginning of Year..........................   43,889     283,104    238,993     5,759    35,850    99,578
    Units transferred between Sub-Accounts...  (26,154)   (228,936)    13,090   241,994   (22,738)  (45,994)
    Units transferred (to) from loan value
     account.................................       88      (1,595)    (1,007)   (2,737)   (1,187)  (12,311)
    Units surrendered........................       --      (1,293)   (20,572)   (1,069)       --      (698)
    Units cancelled in payment of charges for
     life insurance protection...............     (168)     (5,919)    (1,662)   (4,954)     (303)   (4,725)
    Units cancelled in payment of death
     benefits................................     (449)     (1,472)    (2,959)       --        --        --
                                               -------  ----------   --------  --------  --------  --------
Units Outstanding
  End of Year................................   17,206      43,889    225,883   238,993    11,622    35,850
                                               -------  ----------   --------  --------  --------  --------
                                               -------  ----------   --------  --------  --------  --------


                                                   MSS-Level 2          MMS-Level 1         MMS-Level 2
                                                   Sub-Account          Sub-Account         Sub-Account
                                               -------------------   ------------------  ------------------
                                                   Year Ended            Year Ended          Year Ended
                                                  December 31,          December 31,        December 31,
                                               -------------------   ------------------  ------------------
                                                1998     1997***       1998      1997      1998      1997
                                               -------  ----------   --------  --------  --------  --------
Units Outstanding
  Beginning of Year..........................   53,716          --    133,612   524,146   240,045     1,969
    Units transferred between Sub-Accounts...   24,929      59,823    (42,257) (351,244)  132,055   269,405
    Units transferred to loan value
     account.................................   (2,788)     (3,585)    (3,427)   (2,890)   (2,230)   (2,029)
    Units surrendered........................   (1,361)       (191)    (1,540)   (6,639)  (25,686)   (2,219)
    Units cancelled in payment of charges for
     life insurance protection...............     (525)     (1,821)    (3,514)  (22,637)   (4,078)  (26,362)
    Units cancelled in payment of death
     benefits................................       --        (510)        --    (7,124)     (123)     (719)
                                               -------  ----------   --------  --------  --------  --------
Units outstanding
    End of Year..............................   73,971      53,716     82,874   133,612   339,983   240,045
                                               -------  ----------   --------  --------  --------  --------
                                               -------  ----------   --------  --------  --------  --------

*** For the period January 13, 1997 (commencement of level 2 units) to December 31, 1997

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

                                                                       TRS-Level 1           TRS-Level 2           WGS-Level 1
                                                                       Sub-Account           Sub-Account           Sub-Account
                                                                   --------------------  --------------------  --------------------
                                                                        Year Ended            Year Ended            Year Ended
                                                                       December 31,          December 31,          December 31,
                                                                   --------------------  --------------------  --------------------
                                                                     1998       1997       1998       1997*      1998       1997
                                                                   ---------  ---------  ---------  ---------  ---------  ---------
Units Outstanding
  Beginning of Year..............................................     83,559    406,929    204,285         --     21,982     68,055
    Units transferred between Sub-Accounts.......................    (37,608)  (308,338)    38,610    295,002    (17,007)   (43,258)
    Units transferred to loan value account......................        (58)    (1,611)    (4,388)    (3,280)       (55)       (72)
    Units surrendered............................................     (5,081)    (2,349)    (7,889)    (1,308)        --       (551)
    Units cancelled in payment of charges for life insurance
     protection..................................................       (454)    (9,851)    (1,701)   (84,765)      (170)    (2,192)
    Units cancelled in payment of death benefits.................     (1,531)    (1,221)      (696)    (1,364)        --         --
                                                                   ---------  ---------  ---------  ---------  ---------  ---------
Units outstanding
  End of Year....................................................     38,827     83,559    228,221    204,285      4,750     21,982
                                                                   ---------  ---------  ---------  ---------  ---------  ---------
                                                                   ---------  ---------  ---------  ---------  ---------  ---------


                                                                       WGS-Level 2         ZCS-2000-Level 1      ZCS-2000-Level 2
                                                                       Sub-Account           Sub-Account           Sub-Account
                                                                   --------------------  --------------------  --------------------
                                                                        Year Ended            Year Ended            Year Ended
                                                                       December 31,          December 31,          December 31,
                                                                   --------------------  --------------------  --------------------
                                                                     1998      1997***     1998       1997       1998       1997
                                                                   ---------  ---------  ---------  ---------  ---------  ---------
Units Outstanding
  Beginning of Year..............................................     48,519         --     62,003    227,240    116,837        200
    Units transferred between Sub-Accounts.......................     (5,411)    50,714    (35,269)  (154,492)    33,694    123,821
    Units transferred (to) from loan value account...............        262       (113)    (2,887)    (4,168)    (2,818)    (1,566)
    Units surrendered............................................     (1,257)      (260)    (3,970)      (822)    (5,225)      (304)
    Units cancelled in payment of charges for life insurance
     protection..................................................       (430)    (1,822)      (119)    (5,755)      (810)    (5,314)
    Units cancelled in payment of death benefits.................         --         --         --         --         --         --
                                                                   ---------  ---------  ---------  ---------  ---------  ---------
Units outstanding
  End of Year....................................................     41,683     48,519     19,758     62,003    141,678    116,837
                                                                   ---------  ---------  ---------  ---------  ---------  ---------
                                                                   ---------  ---------  ---------  ---------  ---------  ---------

  * For the period January 7, 1997 (commencement of Level 2 units) to December 31, 1997.
*** For the period January 28, 1997 (commencement of Level 2 units) to December 31, 1997.

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account E and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Capital Appreciation Sub-Account, Conservative Growth Sub-Account, Government Securities Sub-Account, High Yield Sub-Account, Managed Sectors Sub-Account, Money Market Sub-Account, Total Return Sub-Account, World Governments Sub-Account and Zero Coupon Portfolio 2000 Sub-Account of Sun Life of Canada (U.S.) Variable Account E (the "Sub-Accounts") as of December 31, 1998, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1998 and 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 1998, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 4, 1999

                    ----------------------------------------

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

COMPASS-LIFE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, President and Director
S. CAESAR RABOY, Senior Vice President and
Deputy General Manager and Director
RICHARD B. BAILEY, Director
M. COLYER CRUM, Director
DAVID D. HORN, Director
JOHN S. LANE, Director
ANGUS A. MacNAUGHTON, Director
JOHN D. McNEIL, Director
PETER F. DEMUTH, Vice President, Chief
  Counsel and Assistant Secretary
ELLEN B. KING, Secretary
L. BROCK THOMSON, Vice President and Treasurer

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

Variable Life Service Unit, SC 1278
One Sun Life Executive Park
Wellesley Hills, MA 02481
Call Toll Free 1-800-445-4070

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, Massachusetts 02110-2875

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, Massachusetts 02110-1616

                                                                       ISSUED BY
                                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.),
                                                    A WHOLLY-OWNED SUBSIDIARY OF
                                        SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.
                                                                     CO2-2/99 6M

                                      LOGO

                                                         SINGLE PREMIUM VARIABLE
                                                                  LIFE INSURANCE
                               -------------------------------------------------
                                                ANNUAL REPORT, DECEMBER 31, 1998
                                      LOGO